COMMITMENTS AND CONTINGENCIES - Commitments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Future minimum obligation using market prices under all supply agreements
2017	$ 562,357
2018	446,879
Total	1,009,236
Property, plant and equipment purchase commitments
Property, plant and equipment purchase commitments
Commitments	$ 203,217